Property, Plant and Equipment - Impairment Reversal (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Impairment reversal	$ 0.0	$ (1,469.6)
Impairment	0.0	985.0
Impairment on assets held for sale	93.8	127.3
Impairment (impairment reversal)	$ 93.8	$ (357.3)